Property and Equipment, Net (Details) - Schedule of property and equipment, net - USD ($)	Jun. 30, 2021	Jun. 30, 2020
Schedule of property and equipment, net [Abstract]
Office equipment and furniture	$ 340,055	$ 311,041
Vehicle	322,138	293,953
Leasehold improvements	392,741	415,092
Less: accumulated depreciation and amortization	(864,039)	(583,761)
Total	$ 190,895	$ 436,325